Related-Party Transactions (Tables)	12 Months Ended
Dec. 31, 2022
Transactions between the Company and related parties
Schedule of remuneration to supervisory board members

The remuneration of the supervisory board members in 2022 is set out in the table below:

	2022
	Short term	Post-employment	Share-based
	employee benefits	benefits	payment	Total

	(€ in thousands)
Mr. Dinko Valerio	74	—	104	178
Mr. Antoine Papiernik	—	—	—	—
Ms. Alison F. Lawton	52	—	104	156
Mr. James Shannon	59	—	104	163
Mr. Bart Filius	49	—	104	153
	234	—	416	650

The remuneration of the supervisory board members in 2021 is set out in the table below:

	2021
	Short term	Post employment	Share-based
	employee benefits	benefits	payment	Total

	(€ in thousands)
Mr. Dinko Valerio	70	—	86	156
Mr. Antoine Papiernik	—	—	—	—
Ms. Alison F. Lawton	47	—	86	133
Mr. James Shannon	50	—	86	136
Mr. Bart Filius	44	—	80	124
Ms. Theresa Heggie*	29	—	77	106
	240	—	415	655

* Ms. Heggie stepped down from the supervisory board on October 1, 2021, in connection with her appointment as Chief Commercial Officer of the Company. The remuneration set forth for Ms. Heggie in the table above covers the period from January 1, 2021 to October 1, 2021.

The 2020 remuneration is set out in the table below:

	2020
	Short term	Post employment	Share-based
	employee benefits	benefits	payment	Total

	(€ in thousands)
Mr. Dinko Valerio	—	—	123	123
Mr. Antoine Papiernik	—	—	—	—
Ms. Alison F. Lawton	34	—	123	157
Mr. James Shannon	45	—	125	170
Mr. Bart Filius	41	—	104	145
Ms. Theresa Heggie	36	—	99	135
	156	—	574	730

Key management personnel
Transactions between the Company and related parties
Schedule of transactions between company and related parties

Our management board is supported by our officers, or senior management. Mr. Daniel de Boer and Mr. Rene Beukema are the statutory directors of the Company. The total remuneration of the management board and senior management in 2022 amounted to € 7,536,000 with the details set out in the table below:

	2022
	Short term	Post
	employee	employment	Share-based
	benefits	benefits	payment	Total

	(€ in thousands)
Mr. D.A. de Boer[1]	1,295	24	1,145	2,464
Mr. R.K. Beukema[1]	284	10	169	463
Management Board	1,579	34	1,314	2,927
Senior Management	3,980	123	506	4,609
	5,559	157	1,820	7,536
1	Short term employee benefits include bonuses for Mr. Daniel de Boer of € 791,000 and for Mr. Rene Beukema of € 84,000 based on goals realized in 2022. The remuneration set forth for Mr. Beukema in the table above covers the period from July 1, 2022 to December 31, 2022.

The total remuneration of the management board and senior management in 2021 amounted to € 8,128,000 with the details set out in the table below:

	2021
	Short term	Post
	employee	employment	Share-based
	benefits	benefits	payment	Total

	(€ in thousands)
Mr. D.A. de Boer[1]	733	10	1,472	2,215
Management Board	733	10	1,472	2,215
Senior Management	2,938	57	2,918	5,913
	3,671	67	4,390	8,128
1	Short term employee benefits include a bonus for Mr. Daniel de Boer of € 284,000 based on goals realized in 2021.

The total remuneration of the management board and senior management in 2020 amounted to € 7,693,000 with the details set out in the table below:

	2020
	Short term	Post
	employee	employment	Share-based
	benefits	benefits	payment	Total

	(€ in thousands)
Mr. D.A. de Boer[1]	689	10	1,925	2,624
Management Board	689	10	1,925	2,624
Senior Management	1,620	55	3,394	5,069
	2,309	65	5,319	7,693
1	Short term employee benefits include a bonus for Mr. Daniel de Boer of € 240,000 based on goals realized in 2020.